CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	67,635,938	64,638,372	47,160,435
Common stock, outstanding shares	67,635,938	64,638,372	47,160,435